Income Taxes - Schedule of Reconciliation of The Effective Tax Rate (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Income Tax Contingency [Line Items]
(Loss) income before income tax expense (benefit)	$ (23)		$ (41)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Provision for income taxes at the statutory rate	(5)		(9)
State income taxes, net of federal benefit	3		3
Jurisdictional rate differences	(11)		8
Changes in valuation allowances	23		39
Benefit of income not allocated to the Company	1		6
Income in separate U.S. tax consolidations	16		15
Non-deductible expenses	8		4
Tax credits	(4)		(7)
Change in uncertain tax positions	(5)		(28)
Other	(1)
Total income tax expense (benefit)	$ 25		$ 31
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Provision for income taxes at the statutory rate	21.00%		21.00%
State income taxes, net of federal benefit	(12.00%)		(7.00%)
Jurisdictional rate differences	49.00%		(20.00%)
Changes in valuation allowances	(100.00%)		(95.00%)
Benefit of income not allocated to the Company	(4.00%)		(14.00%)
Income in separate U.S. tax consolidations	(68.00%)		(37.00%)
Non-deductible expenses	(35.00%)		(9.00%)
Tax credits	19.00%		17.00%
Change in uncertain tax positions	24.00%		68.00%
Other	(3.00%)
Income tax expense (benefit)	(109.00%)	16.00%	(76.00%)	(10.00%)
Alight Holdings
Income Tax Contingency [Line Items]
(Loss) income before income tax expense (benefit)		$ (30)		$ (94)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
State income taxes, net of federal benefit				1
Jurisdictional rate differences		1		9
Changes in valuation allowances		(2)
Non-deductible expenses		(2)
Other		(2)		(1)
Total income tax expense (benefit)		$ (5)		$ 9
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Jurisdictional rate differences		(3.00%)		(11.00%)
Changes in valuation allowances		6.00%
Non-deductible expenses		6.00%
Other		7.00%		1.00%
Income tax expense (benefit)		16.00%		(10.00%)